Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	Our provision for (benefit from) income tax for the years ended December 31, 2022, 2021 and 2020 is as follows:

	Year Ended December 31,
	2022	2021	2020
Current	$2,972	$1,387	$186
Deferred	1,601	(1,619)	(38)
Total provision for (benefit from) income tax	$4,573	$(232)	$148

Schedule of Unrecognized Tax Benefits Roll Forward

Year Ended December 31,
2022
Balance at January 1	$—
Increases (decreases) in tax positions related to the current period	—
Increases (decreases) in tax positions related to prior periods	3,889
Increases (decreases) related to prior year tax positions as a result of lapse of statute	—
Balance at December 31	$3,889

Schedule of Effective Income Tax Rate Reconciliation
The BVI does not impose an income tax. Our provision for (benefit from) income tax differed from the 0% tax rate imposed in the BVI due to the following items for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Loss before income tax	$(32,068)	$(96,537)	$(21,381)

Provision for (benefit from) income tax at weighted-average statutory rates	—	—	—
U.S. state and local income tax, net of federal benefit	(3)	5	(4)
U.S. foreign-derived intangible income deduction	(141)	(200)	—
Argentina Tax Inflation Adjustment	239	(381)	(198)
Change in valuation allowances	4,283	3,648	1,198
Uncertain tax positions	2,293	—	—
Change in carryforward attributes	(1,740)	—	—
Effect of rates different than statutory	(423)	(3,300)	(828)
Tax credits	(112)	—	—
Other	177	(4)	(20)
Total	$4,573	$(232)	$148

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Deferred income tax assets:
Stock-based compensation	$3,023	$2,053
Bad debt expense	415	407
Deferred financing costs	806	—
Other	193	419
Net operating loss carryforwards	1,365	6,245
Total deferred income tax assets	5,802	9,124
Valuation allowance	(5,802)	(7,484)
Total deferred income tax assets (liabilities), net	$—	$1,640

Summary of Tax Credit Carryforwards	Our tax attributes are subject to limitations on utilization due to historic ownership changes and may be subject to future limitations upon subsequent change of control, as defined by the Internal Revenue Code Sections 382 and 383.

Net Operating Loss	Expiration	Gross Amount Carried Forward	Net Amount Recognized as of December 31, 2022
Argentina	December 31, 2023 - December 31, 2027	$7,864	$—
Netherlands	Indefinite	2,856	—
China	December 31, 2026 - December 31, 2027	2,258	—
United States	Indefinite	280	—
Uruguay	December 31, 2026 - December 31, 2027	19	—